FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

July 15, 2016

Filed Via EDGAR (CIK #  0000757010)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Tax-Free Trust (the “Registrant”)

File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

Submitted herewith under the EDGAR system is Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.

The Amendment is being filed to add Advisor Class shares to five series of the Registrant: Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund (together, the “Funds”).  As noted on the facing page, the Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.  Please direct any comments or questions regarding this filing to Amy Fitzsimmons at (215) 564-8711 or to Jason Venner at (650) 312-3455.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

  /S/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

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